UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ------------------

Check here if Amendment [  ]; Amendment Number:
                                                -----------
     This Amendment (Check only one.):   [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Chandler Holdings Limited
              -------------------------------
Address:      Windward 1, Regatta Office Park
              -------------------------------
              PO Box 897, Grand Cayman,
              -------------------------------
              KY1-1103. Cayman Islands
              -------------------------------

Form 13F File Number: 28-14826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James Andrew Macarthur
              -------------------------------
Title:        Director
              -------------------------------
Phone:        +65 6210 5544
              -------------------------------

Signature, Place, and Date of Signing:

/s/ James Andrew Macarthur        Singapore, Singapore            5/15/2013
--------------------------        --------------------         -----------------
       [Signature]                    [City, State]                  [Date]

Prior to a name change which was effective April 22, 2013, Chandler Holdings Limited (the Institutional Investment Manager filing this report) reported for Form 13F purposes as Richard Chandler Holdings.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:             3
                                                    ----------
     Form 13F Information Table Entry Total:        1
                                                    ----------
     Form 13F Information Table Value Total:        $554,691
                                                    ----------
                                                    (thousands)

Information with respect to which the Institutional Investment Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.    Form 13F File Number    Name

01     28-14827                Chandler Capital Pte. Ltd. (Name Change -
                               Formerly Richard Chandler Pte. Limited)

02     28-14828                Jasmine Capital Investments Pte. Ltd.

03     28-15183                Orchid Capital Investments Pte. Ltd.

                           FORM 13F INFORMATION TABLE

    COLUMN 1        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
    --------        --------      --------   --------        --------         --------   --------         --------
                                               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER
 NAME OF ISSUER  TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGER      VOTING AUTHORITY
 --------------  --------------     -----    --------   -------   ---  ----  ----------  --------      ----------------
                                                                                                    Sole   Shared    None
                                                                                                    ----   -------   ----
INTEROIL CORP         COM         460951106   554691   7288011   SH           DEFINED      01 03      0    7288011    0